Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
EQUITY

NOTE 5 - EQUITY

On March 14, 2013, the Board of Directors approved the award of 23,000 shares of common stock to a director which will vest upon completion of any equity raise by the Company in the future. Management determined that the performance condition is probable as of December 31, 2013 and the shares were subsequently issued in April 2014. The shares were valued at $287,500 based on the Company’s stock price, and $215,625 was recognized for the year ended December 31, 2013. The remaining stock compensation expense of $71,875 was recognized during the nine months ended September 30, 2014.

During the nine months ended September 30, 2014, the Company issued fully vested 95,000 shares of common stock with a fair value of $118,500, to consultants for investor relations and consulting services.

In September 2014, in connection with a bridge financing, the Company issued 12,500 shares of common stock with the 12% note and 1,250 shares of common stock as financing fees (see Note 4).

NOTE 5 - EQUITY

In 2013, the Company issued 3,300 common shares for cash for total proceeds of $41,250.

In 2012, the Company issued 4,000 common shares for cash for total proceeds of $50,000.

On March 14, 2013, the Board of Directors approved the award of 23,000 common shares to a director which will vest upon completion of the Company’s planned equity raise.  Management determined that the performance condition to be probable as of December 31, 2013 and the shares were subsequently issued in April 2014.    The shares were valued at $287,500 based on the Company’s stock price and stock compensation expense of $215,625 was recognized for the year ended December 31, 2013.  The unrecognized compensation expense of $71,875 will be recognized over the remaining period of three months.